Revenues - Summary of revenue from contracts with customers disaggregated by service lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues
Total revenues	¥ 3,128,877	$ 453,644	¥ 4,326,600	¥ 3,324,712
One Time Commissions
Revenues
Total revenues	681,445		1,271,416	808,837
Recurring Service Fees
Revenues
Total revenues	1,914,415		2,109,009	1,930,199
Performance Based Income
Revenues
Total revenues	309,576		784,193	389,525
Other Service
Revenues
Total revenues	223,441		161,982	196,151
Lending Services
Revenues
Total revenues	35,898		40,226	78,772
Other Comprehensive Services
Revenues
Total revenues	187,543		121,756	117,379
Revenue recognized at a time
Revenues
Total revenues	1,130,364	163,887	2,144,912	1,315,741
Revenue recognized over time
Revenues
Total revenues	1,998,513	$ 289,757	2,181,688	2,008,971
Wealth Management
Revenues
Total revenues	2,210,439		3,211,973	2,379,456
Wealth Management | One Time Commissions
Revenues
Total revenues	631,589		1,180,900	766,246
Wealth Management | Recurring Service Fees
Revenues
Total revenues	1,232,294		1,469,600	1,284,447
Wealth Management | Performance Based Income
Revenues
Total revenues	202,455		469,121	205,305
Wealth Management | Other Service
Revenues
Total revenues	144,101		92,352	123,458
Wealth Management | Lending Services
Revenues
Total revenues	8,881		4,471	13,530
Wealth Management | Other Comprehensive Services
Revenues
Total revenues	135,220		87,881	109,928
Asset Management Business
Revenues
Total revenues	839,098		1,046,387	880,014
Asset Management Business | One Time Commissions
Revenues
Total revenues	49,856		90,516	42,591
Asset Management Business | Recurring Service Fees
Revenues
Total revenues	682,121		639,409	645,752
Asset Management Business | Performance Based Income
Revenues
Total revenues	107,121		315,072	184,220
Asset Management Business | Other Service
Revenues
Total revenues			1,390	7,451
Asset Management Business | Other Comprehensive Services
Revenues
Total revenues			1,390	7,451
Other Businesses
Revenues
Total revenues	79,340		68,240	65,242
Other Businesses | Other Service
Revenues
Total revenues	79,340		68,240	65,242
Other Businesses | Lending Services
Revenues
Total revenues	27,017		35,755	¥ 65,242
Other Businesses | Other Comprehensive Services
Revenues
Total revenues	¥ 52,323		¥ 32,485